Long-Term Debt	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

9.  Long-Term Debt

At 31 March 2016, the Company had two forms of debt; an unsecured revolving credit facility and senior unsecured notes. The effective weighted average interest rate on the Company’s total debt was 4.5% and 5.0% at 31 March 2016 and 31 March 2015, respectively. The weighted average term of all debt, including undrawn facilities, was 5.6 years and 4.4 years at 31 March 2016 and 2015, respectively.

Unsecured Revolving Credit Facility

In December 2015, James Hardie International Finance Limited and James Hardie Building Products Inc., each a wholly-owned subsidiary of JHI plc, entered into a new US$500.0 million unsecured revolving credit facility (the “Unsecured Revolving Credit Facility”) with certain commercial banks and HSBC Bank USA, National Association, as administrative agent. The Unsecured Revolving Credit Facility replaced prior bilateral loan facilities of US$590.0 million, which were scheduled to mature in 2016, 2017 and 2019. The Unsecured Revolving Credit Facility expires in December 2020 and the size of the facility may be increased by up to US$250.0 million.

Debt issuance costs in connection with the Unsecured Revolving Credit Facility were recorded in Prepaid expenses and other current assets and Other assets on the Company’s consolidated balance sheets, and will be amortized as interest expense using the effective interest method over the stated term of 5 years. At 31 March 2016, the Company’s total debt issuance costs have an unamortized balance of US$3.9 million.

The amount drawn under the Unsecured Revolving Credit Facility was US$190.0 million at 31 March 2016. The amount drawn under the bilateral credit facilities was US$75.0 million at 31 March 2015.

The effective weighted average interest rate on the Company’s total outstanding Unsecured Revolving Credit Facility was 2.0% at 31 March 2016. The effective weighted average interest rate on the outstanding bilateral facilities was 1.4% at 31 March 2015. The term of the Unsecured Revolving Credit Facility was 4.7 years at 31 March 2016.

Borrowings under the Unsecured Revolving Credit Facility bear interest at per annum rates equal to, at the borrower’s option, either: (i) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loans; or (ii) a base rate plus an applicable margin for base rate loans. The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%. The applicable margin for both base rate and LIBOR loans is calculated based on a pricing grid that in each case is linked to the Company’s consolidated net leverage ratio. For LIBOR Loans, the applicable margin ranges from 1.25% to 2.00%, and for base rate loans it ranges from 0.25% to 1.00%. The Company also pays a commitment fee of between 0.20% and 0.35% on the actual daily amount of the unutilized revolving loans. The applicable commitment fee percentage is based on a pricing grid linked to our consolidated net leverage ratio.

In the event that James Hardie International Finance Limited’s or James Hardie International Group Limited’s, as applicable, long-term senior unsecured non-credit enhanced rating from each of Standard & Poor’s Financial Group, a division of The McGraw Hill Companies (“S&P”), and Moody’s Investors Service, Inc. (“Moody’s”) is at least BBB- from S&P, and at least Baa3 from Moody’s, at James Hardie International Finance Limited’s election, an alternate applicable rate may be applied to new borrowing under the Unsecured Revolving Credit Facility as follows: (a) with respect to the commitment fee, 0.25% per annum; (b) with respect to LIBOR Loans, 1.50% per annum rate; and (c) with respect to base rate loans, 0.50% per annum.

The Unsecured Revolving Credit Facility is guaranteed by each of James Hardie International Group Limited and James Hardie Technology Limited, each of which are wholly-owned subsidiaries of JHI plc.

The Unsecured Revolving Credit Facility agreement contains certain covenants that, among other things, restrict James Hardie International Group Limited and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Unsecured Revolving Credit Facility contains financial covenants that the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest, tax, depreciation and amortization to interest charges, excluding all income, expense and other profit and loss statement impacts of asbestos income, gains, losses and charges, all AICF SG&A expenses, all ASIC-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses. At 31 March 2016, the Company was in compliance with all covenants contained in the Unsecured Revolving Credit Facility agreement.

Senior Unsecured Notes

In February 2015, James Hardie International Finance Limited, a wholly-owned subsidiary of JHI plc, completed the sale of US$325.0 million aggregate principal amount of senior unsecured notes due 15 February 2023. Interest is payable semi-annually in arrears on 15 February and 15 August of each year, at a rate of 5.875%.

The senior notes were sold at an offering price of 99.213% of par value, an original issue discount of US$2.6 million. Debt issuance costs of US$8.3 million were recorded in Other Current and Other Non-Current Assets on the Company’s consolidated balance sheets in conjunction with the offering. Both the discount and the debt issuance costs are being amortized as interest expense using the effective interest method over the stated term of 8 years. The discount and debt issuance costs have an unamortized balance of US$2.2 million and US$7.1 million at 31 March 2016, respectively.

The senior notes are guaranteed by James Hardie International Group Limited, James Hardie Technology Limited and James Hardie Building Products Inc., each of which are wholly-owned subsidiaries of JHI plc.

The senior notes and guarantees are senior unsecured obligations of the issuer and guarantors and rank equal in right of payment with all of the issuer’s and guarantors’ existing and future senior debt; rank senior in right of payment to all of the issuer’s and guarantors’ existing and future subordinated debt; are structurally subordinated to all liabilities of the Company’s existing and future subsidiaries that do not guarantee the senior notes; and are effectively subordinated in right of payment to all of the issuer’s and the guarantors’ secured indebtedness to the extent of the value of the assets securing such indebtedness.

Before 15 February 2018, the issuer may redeem up to 35% of the aggregate principal amount of the senior notes with the net cash proceeds of certain equity offerings at a redemption price of 105.875% of the principal amount plus accrued and unpaid interest, if any, up to but excluding, the redemption date. The issuer may also redeem some or all of the senior notes before 15 February 2018 at a redemption price of 100% of the principal amount, plus accrued and unpaid interest, plus a make whole premium equal to the greater of: (i) 1.0% of the principal amount of such note; and (ii) the excess, if any, of (x) the present value of the sum of the principal amount and premium that would be payable on such note on 15 February 2018 and all remaining interest payments to and including 15 February 2018, discounted on a semi-annual basis from 15 February 2018 to the redemption date at a per annum interest rate equal to the applicable treasury rate plus 50 basis points, over (y) the outstanding principal amount of such note.

On or after 15 February 2018, the issuer may redeem all or a part of the senior notes at any time or from time to time at the redemption prices (expressed as percentages of the principal amount) set forth in the following table plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed during the 12-month period beginning 15 February, of the years indicated:

Year	Percentage
2018	104.406%
2019	102.938%
2020	101.469%
2021 and thereafter	100.000%

In addition, if a change of control triggering event occurs with respect to the senior notes, as defined in the indenture, the issuer may be required to offer to repurchase the notes at a price equal to 101% of the principal amount of the senior notes, plus accrued and unpaid interest, if any, to, but not including, the date of the purchase.

The indenture governing the senior notes contains covenants that, among other things, limit the ability of the guarantors and their restricted subsidiaries to incur liens on assets, make certain restricted payments, engage in certain sale and leaseback transactions and merge or consolidate with or into other companies. These covenants are subject to certain exceptions and qualifications as described in the indenture. At 31 March 2016, the Company was in compliance with all of its requirements under the indenture related to the senior notes.

Global Exchange Market Listing

On 19 March 2015, the senior notes were admitted to listing on the Global Exchange Market (“GEM”) which is operated by the Irish Stock Exchange. Interest paid on the James Hardie International Finance Limited senior unsecured notes quoted on the GEM is not subject to Irish withholding tax.